PHL VARIABLE INSURANCE COMPANY

PHL Variable Accumulation Account	PHLVIC Variable Universal Life Account
The Big Edge Choice®	Phoenix Benefit Choice VUL®
Phoenix Spectrum Edge®	Phoenix Joint Edge® VUL*
Phoenix Spectrum Edge®+
Phoenix Dimensions ®

SUPPLEMENT DATED JUNE 6, 2013

TO THE

PROSPECTUS DATED APRIL 30, 2012*, SUPPLEMENTED SEPTEMBER 20, 2012, NOVEMBER 16, 2012, MARCH 6, 2013,

AS REVISED MARCH 20, 2013, MAY 1, 2013 AND MAY 24, 2013

As we previously disclosed to you by prospectus supplement, we have determined that our previously issued audited financial statements for the years ended December 31, 2011, 2010 and 2009, which were incorporated by reference into the April 30, 2012 prospectus**, and the unaudited financial statements for the quarterly periods ended June 30, 2012, March 31, 2012, September 30, 2011, June 30, 2011, and March 31, 2011, prepared on the basis of GAAP should no longer be relied upon and should be restated because of certain errors in those financial statements.

On May 31, 2013, PHL Variable Insurance Company (the “Company”), said that it had received from the Connecticut Insurance Department, its domiciliary insurance regulator, a 30-day extension for submission of its audited statutory financial statements for the year ended December 31, 2012 and the subsequent filing of management’s report on internal control over financial reporting for the Company. Similar extension requests were made in the other jurisdictions where the Company is authorized to conduct business. The Company is not aware of the denial of any such request. The Company intends to seek further extensions if required. Accordingly, the Company did not file such materials with the required authorities on or before the June 1, 2013 filing deadline. This delay relates to the previously announced GAAP financial statement restatement process that is still underway.

The Company again noted that the errors to be corrected by the GAAP restatement are not expected to have a material impact on the financial results of the Company prepared in accordance with Statements of Statutory Accounting Principles and filed with the State insurance regulators, or the Company’s risk based capital computations, for the periods to be restated, and advised that the Company’s full year 2012 and first quarter 2013 unaudited statutory results filed with the Connecticut Insurance Department can continue to be relied upon. (These “unaudited statutory results” are the Company’s unaudited statutory financial statements available on our website at http://phx.corporate-ir.net/phoenix.zhtml?c=97632&p=irol-statstatement***.) However, the Company noted that because the audit of these statutory results is not complete, the audited annual statutory financial statements, when completed, could materially and adversely vary from these unaudited statutory results. The Company’s statutory results are not indicative of, and are not a replacement for, the GAAP results of the Company. Variances between the Company’s statutory financial results and its GAAP financial information are likely to be material.

This supplement should be retained with the Prospectus for future reference. If you have any questions, please contact us at 1-800-541-0171.

This supplement has not been audited by the independent auditors.

Cautionary Statement Regarding Forward-Looking Statements

The foregoing contains forward-looking statements. We intend these forward-looking statements to be covered by the safe harbor provisions of the federal securities laws relating to forward-looking statements. These forward-looking statements include statements relating to, or representing management’s beliefs about, our future transactions, strategies, operations and financial results, including, without limitation, our expectation to provide information within anticipated timeframes. Such forward-looking statements often contain words such as “will,” “anticipate,” “believe,” “plan,” “estimate,” “expect,” “intend,” “is targeting,” “may,” “should” and other similar words or expressions. Forward-looking statements are made based upon management’s current expectations and beliefs and are not guarantees of future performance. Our ability to provide updated information about the Restatement in the anticipated timeframe, complete the Restatement and resume a timely filing schedule with respect to our SEC filings reflecting the Restatement is subject to a number of contingencies, including but not limited to, whether we continue to identify errors in our financial statements, whether existing systems and processes can be timely updated, supplemented or replaced, and the number and complexity of, and periods covered by, the periodic reports that we will have to file with the SEC to reflect the Restatement. Our actual business, financial condition or results of operations may differ materially from those suggested by forward-looking statements as a result of risks and uncertainties which include, among others, those risks and uncertainties described in any of our other filings with the SEC. Certain other factors which

TF1157	1

may impact our business, financial condition or results of operations or which may cause actual results to differ from such forward-looking statements are discussed or included in our periodic and other reports filed with the SEC and are available on our website at www.phoenixwm.com under “Investor Relations.” You are urged to carefully consider all such factors. We do not undertake or plan to update or revise forward-looking statements to reflect actual results, changes in plans, assumptions, estimates or projections, or other circumstances occurring after the date of this discussion, even if such results, changes or circumstances make it clear that any forward-looking information will not be realized. If we make any future public statements or disclosures which modify or impact any of the forward-looking statements contained in or accompanying this discussion, such statements or disclosures will be deemed to modify or supersede such statements in this discussion.

*	Phoenix Joint Edge® VUL last effective prospectus dated April 29, 2011 and previously additionally supplemented.
**	For Phoenix Joint Edge® VUL our previously issued audited financial statements for the years ended December 31, 2010 and 2009 were incorporated by reference into the April 29, 2011 prospectus.
***	This is intended as an inactive textual reference only.

TF1157	2